Statement of Additional Information Supplement

John Hancock Exchange-Traded Fund Trust
Mortgage-Backed Securities ETF (the fund)

Supplement dated March 31, 2022 to the Fund’s current Statement of Additional Information (the SAI), as may be supplemented

Effective immediately, Connor Minnaar, CFA will be added as a portfolio manager for the fund. David A. Bees, CFA, Peter M. Farley, CFA, Jeffrey N. Given, CFA, and Howard C. Greene, CFA will continue as portfolio managers of the fund and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, effective immediately, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”).

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following chart reflects information regarding other accounts for which Mr. Minnaar has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is Mr. Minnaar’s investment in the fund and any similarly managed accounts.

The following table reflects information for Mr. Minnaar as of February 28, 2022:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Connor Minnaar	0	$0	0	$0	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Connor Minnaar	0	$0	0	$0	0	$0

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Mr. Minnaar as of February 28, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar	none

1 As of February 28, 2022, Connor Minnaar beneficially owned $0 of the fund.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Exchange-Traded Fund Trust
John Hancock Preferred Income ETF (the fund)

Supplement dated March 31, 2022 to the Fund’s current Statement of Additional Information (the SAI), as may be supplemented

Effective immediately, Caryn E. Rothman, CFA will be added as a portfolio manager for the fund. Joseph H. Bozoyan, CFA and Bradley L. Lutz, CFA will continue as portfolio managers of the fund and, along with Caryn E. Rothman, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, effective immediately, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”).

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following chart reflects information regarding other accounts for which Ms. Rothman has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is Ms. Rothman’s investment in the fund and any similarly managed accounts.

The following table reflects information for Ms. Rothman as of February 28, 2022:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Caryn E. Rothman	3	$1,598	4	$1,778	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Caryn E. Rothman	0	$0	0	$0	0	$0

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Ms. Rothman as of February 28, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Portfolio Manager	Dollar Range of Shares Owned[1]
Caryn E. Rothman	none

1 As of February 28, 2022, Caryn E. Rothman beneficially owned $0 of the fund.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.